Risks and Uncertainties	12 Months Ended
May 31, 2023
Risks And Uncertainties [Abstract]
Risks and Uncertainties

Note 11 – Risks and Uncertainties

 Variable interest entity structure

In the opinion of management, (i) the corporate structure of the Company is in compliance with existing PRC laws and regulations; (ii) the Contractual Arrangements are valid and binding, and do not result in any violation of PRC laws or regulations currently in effect; and (iii) the business operations of Zhongke WFOE and the VIE and its subsidiary are in compliance with existing PRC laws and regulations in all material respects.

However, there are substantial uncertainties regarding the interpretation and application of current and future PRC laws and regulations. Accordingly, the Company cannot be assured that PRC regulatory authorities will not ultimately take a contrary view to the foregoing opinion of its management. If the current corporate structure of the Company or the Contractual Arrangements is found to be in violation of any existing or future PRC laws and regulations, the Company may be required to restructure its corporate structure and operations in the PRC to comply with changing and new PRC laws and regulations. In the opinion of management, the likelihood of loss in respect of the Company’s current corporate structure or the Contractual Arrangements is remote based on current facts and circumstances.

COVID-19

In March 2020, the World Health Organization declared COVID-19 a pandemic. The pandemic has resulted in quarantines, travel restrictions, and the temporary closure of stores and facilities in China and elsewhere. Given the nature of the COVID-19 pandemic, and because substantially all of the Company’s business operations and workforce are concentrated in China, the Company’s business, results of operations, and financial condition have been adversely affected. The impact of COVID-19 on the macroeconomic outlook of China and any business disruption due to further resurgence of COVID-19 may have adverse financial impacts for the Company beyond 2023 and cannot be reasonably estimated at this time.

Foreign currency risk

Most of the VIE’s transactions are denominated in RMB and a significant portion of the Company consolidated assets and liabilities are denominated in RMB. RMB is not freely convertible into foreign currencies. In the PRC, certain foreign exchange transactions are required by law to be transacted only by authorized financial institutions at exchange rates set by the People’s Bank of China (“PBOC”). It is difficult to predict how market forces, PRC or U.S. government policies may impact the exchange rates between the RMB and the U.S. dollar in the future. The change in the value of the RMB relative to the U.S. dollar may affect the Company’s financial results reported in U.S. dollar terms without giving effect to any underlying changes in the Company’s business or results of operations. Remittances in currencies other than RMB by the Company in China must be processed through the PBOC or other China foreign exchange regulatory bodies which require certain supporting documentation in order to affect the remittance.

As a result, the Company is exposed to foreign exchange risk as revenues and results of operations may be affected by fluctuations in the exchange rate between the USD and RMB. If the RMB depreciates against the U.S. dollar, the value of RMB revenues, earnings and assets as expressed in USD financial statements will decline. The Company has not entered into any hedging transactions in an effort to reduce its exposure to foreign exchange risk.

Credit risk

The Company is exposed to credit risk from its cash in banks and its accounts receivable.

As of May 31, 2023, all deposits in banks located in the PRC were subject to insurance coverage. In China, the insurance coverage of each bank is RMB 500,000 (approximately USD $71,000). Management believes that the credit risk on its cash in banks is limited because the counterparties are recognized financial institutions.

For the credit risk related to its accounts receivable, the VIE performs ongoing credit evaluations of its customers. At May 31, 2023 and May 31, 2022, no allowance for doubtful accounts was considered necessary.

Significant customers

For the year ended May 31, 2023, three charging station construction customers accounted for 14.2%, 6.0% and 5.2% of the VIE’s total revenues. For the year ended May 31, 2022, three charging station construction customers accounted for 6.8%, 6.7% and 6.0% of the VIE’s total revenues.

As of May 31, 2023, one customer accounted for 18.8% of accounts receivable. As of May 31, 2022, one customer accounted for 18.4% of accounts receivable.

Vendor concentration risk

For the year ended May 31, 2023, three vendors accounted for 60.2%, 13.9% and 13.4% of the VIE’s total construction costs relating to product sales and uncompleted contracts. For the year ended May 31, 2022, two vendors accounted for 43.3% and 25.5% of the VIE’s total construction costs relating to product sales and uncompleted contracts.

As of May 31, 2023, one vendor accounted for 37.1% of accounts payable. As of May 31, 2022, one vendor accounted for 55.3% of accounts payable.